Related Party Transactions - Schedule of Represented Related Party (Details) - Related Party [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 239,105	$ 308,822
Wuxi Kaiteng Mold Factory [Member]
Schedule of Represented Related Party [Line Items]
Amounts due to related parties	$ 239,105	$ 308,822